Document And Entity Information	Oct. 01, 2026
Document Information Line Items
Entity Central Index Key	0001751783
Document Type	8-K
Document Period End Date	Oct. 01, 2026
Entity Registrant Name	Rhinebeck Bancorp, Inc
Entity Incorporation, State or Country Code	MD
Entity File Number	001-38779
Entity Tax Identification Number	83-2117268
Entity Address, Address Line One	2 Jefferson Plaza
Entity Address, City or Town	Poughkeepsie
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	12601
City Area Code	845
Local Phone Number	454-8555
Trading Symbol	RBKB
Written Communications	false
Soliciting Material	false
Pre-commencement Issuer Tender Offer	false
Pre-commencement Tender Offer	false
Entity Emerging Growth Company	false
Entity Ex Transition Period	false
Amendment Flag	false